Basis of Presentation and General information	6 Months Ended
Jun. 30, 2022
Basis of Presentation and General information [Abstract]
Basis of Presentation and General information
1.	Basis of Presentation and General information:

Castor Maritime Inc. (“Castor”) was incorporated in September 2017 under the laws of the Republic of the Marshall Islands. The accompanying consolidated financial statements include the accounts of Castor and its wholly owned subsidiaries (collectively, the “Company”). The Company is engaged in the worldwide transportation of ocean-going cargoes through its vessel-owning subsidiaries. On December 21, 2018, Castor’s common shares began trading on the EURONEXT NOTC, under the symbol “CASTOR” and, on February 11, 2019, they began trading on the Nasdaq Capital Market, or Nasdaq, under the symbol “CTRM”. As of June 30, 2022, Castor was controlled by Thalassa Investment Co. S.A. (“Thalassa”) by virtue of the 100% Series B preferred shares owned by it and, as a result, Thalassa controlled the outcome of matters on which shareholders are entitled to vote. Thalassa is controlled by Petros Panagiotidis, the Company’s Chairman, Chief Executive Officer and Chief Financial Officer.

Castor Ships S.A., a corporation incorporated under the laws of the Republic of the Marshall Islands (“Castor Ships”), a related party controlled by Petros Panagiotidis, manages overall the Company’s business and, in the first half of 2022, provided commercial ship management and administrative services to the Company’s subsidiaries (see also Notes 3 and 16).

Pavimar S.A., a corporation incorporated under the laws of the Republic of the Marshall Islands (“Pavimar”), a related party controlled by the sister of Petros Panagiotidis, Ismini Panagiotidis, provided technical, crew and operational management services to the Company in the first half of 2022. With effect from July 1, 2022, Pavimar co-manages the technical management of the Company’s dry bulk subsidiaries (see also Notes 3 and 16).

As of June 30, 2022, the Company owned a diversified fleet of 29 vessels, with a combined carrying capacity of 2.5 million dwt, consisting of one Capesize, seven Kamsarmax and twelve Panamax dry bulk vessels, as well as one Aframax, six Aframax/LR2 and two Handysize tankers. Details of the Company’s vessel owning subsidiary companies as of June 30, 2022, are listed below.

(a) Consolidated vessel owning subsidiaries:

	Company	Country of incorporation	Vessel Name	DWT	Year Built	Delivery date to Castor
1	Spetses Shipping Co. (“Spetses”)	Marshall Islands	M/V Magic P	76,453	2004	February 2017
2	Bistro Maritime Co. (“Bistro”)	Marshall Islands	M/V Magic Sun	75,311	2001	September 2019
3	Pikachu Shipping Co. (“Pikachu”)	Marshall Islands	M/V Magic Moon	76,602	2005	October 2019
4	Bagheera Shipping Co. (“Bagheera”)	Marshall Islands	M/V Magic Rainbow	73,593	2007	August 2020
5	Pocahontas Shipping Co. (“Pocahontas”)	Marshall Islands	M/V Magic Horizon	76,619	2010	October 2020
6	Jumaru Shipping Co. (“Jumaru”)	Marshall Islands	M/V Magic Nova	78,833	2010	October 2020
7	Super Mario Shipping Co. (“Super Mario”)	Marshall Islands	M/V Magic Venus	83,416	2010	March 2021
8	Pumba Shipping Co. (“Pumba”)	Marshall Islands	M/V Magic Orion	180,200	2006	March 2021
9	Kabamaru Shipping Co. (“Kabamaru”)	Marshall Islands	M/V Magic Argo	82,338	2009	March 2021
10	Luffy Shipping Co. (“Luffy”)	Marshall Islands	M/V Magic Twilight	80,283	2010	April 2021
11	Liono Shipping Co. (“Liono”)	Marshall Islands	M/V Magic Thunder	83,375	2011	April 2021
12	Stewie Shipping Co. (“Stewie”)	Marshall Islands	M/V Magic Vela	75,003	2011	May 2021
13	Snoopy Shipping Co. (“Snoopy”)	Marshall Islands	M/V Magic Nebula	80,281	2010	May 2021
14	Mulan Shipping Co. (“Mulan”)	Marshall Islands	M/V Magic Starlight	81,048	2015	May 2021
15	Cinderella Shipping Co. (“Cinderella”)	Marshall Islands	M/V Magic Eclipse	74,940	2011	June 2021
16	Rocket Shipping Co. (“Rocket”)	Marshall Islands	M/T Wonder Polaris	115,351	2005	March 2021
17	Gamora Shipping Co. (“Gamora”)	Marshall Islands	M/T Wonder Sirius	115,341	2005	March 2021
18	Starlord Shipping Co. (“Starlord”)	Marshall Islands	M/T Wonder Vega	106,062	2005	May 2021
19	Hawkeye Shipping Co. (“Hawkeye”)	Marshall Islands	M/T Wonder Avior	106,162	2004	May 2021
20	Elektra Shipping Co. (“Elektra”)	Marshall Islands	M/T Wonder Arcturus (1)	106,149	2002	May 2021
21	Vision Shipping Co. (“Vision”)	Marshall Islands	M/T Wonder Mimosa	36,718	2006	May 2021
22	Colossus Shipping Co. (“Colossus”)	Marshall Islands	M/T Wonder Musica	106,290	2004	June 2021

(1)
On May 9, 2022, the Company entered into an agreement with an unaffiliated third party for the sale of the Wonder Arcturus for a gross sale price of $13.15 million. The vessel was delivered to its new owners on July 15, 2022. For further information, see Note 16 to these financial statements.

23	Xavier Shipping Co. (“Xavier”)	Marshall Islands	M/T Wonder Formosa	36,660	2006	June 2021
24	Songoku Shipping Co. (“Songoku”)	Marshall Islands	M/V Magic Pluto	74,940	2013	August 2021
25	Asterix Shipping Co. (“Asterix”)	Marshall Islands	M/V Magic Perseus	82,158	2013	August 2021
26	Johnny Bravo Shipping Co. (“Johnny Bravo”)	Marshall Islands	M/V Magic Mars	76,822	2014	September 2021
27	Garfield Shipping Co. (“Garfield”)	Marshall Islands	M/V Magic Phoenix	76,636	2008	October 2021
28	Drax Shipping Co. (“Drax”)	Marshall Islands	M/T Wonder Bellatrix	115,341	2006	December 2021
29	Mickey Shipping Co. (“Mickey”)	Marshall Islands	M/V Magic Callisto	74,930	2012	January 2022

(b) Consolidated subsidiaries formed to acquire vessels:

Company
1	Tom Shipping Co. (“Tom S”)
2	Jerry Shipping Co. (“Jerry S”)
3	Tom Maritime Ltd. (“Tom M”)
4	Jerry Maritime Ltd. (“Jerry M”)

(c) Consolidated non-vessel owning subsidiaries:

1	Castor Maritime SCR Corp. (1)

(1)  Incorporated under the laws of the Marshall Islands, this entity serves as the Company’s vessel owning subsidiaries’ cash manager with effect from November 1, 2021.

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and applicable rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2021, filed with the SEC on March 31, 2022 (the “2021 Annual Report”).
These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six-month period ended June 30, 2022, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2022.